Income Taxes - Schedule of Before Income Tax Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Before Income Tax Expense [Line Items]
Total	$ (83,076,400)	$ (263,303)
Domestic (Cayman Islands) [Member]
Schedule of Before Income Tax Expense [Line Items]
Domestic (Cayman Islands)	(82,792,186)	(472,115)
Foreign (Malaysia) [Member]
Schedule of Before Income Tax Expense [Line Items]
Foreign	(313,270)	223,479
Foreign (Hong Kong) [Member]
Schedule of Before Income Tax Expense [Line Items]
Foreign	(1,022)
Foreign (Others) [Member]
Schedule of Before Income Tax Expense [Line Items]
Foreign	$ 30,078	$ (14,667)